Unaudited Condensed Consolidated Statements of Changes In Equity	Share capital MYR (RM)	Capital contribution MYR (RM)	Other reserve MYR (RM)	Exchange translation reserve MYR (RM)	Retained earnings MYR (RM)	Total attributable to owners of the Company MYR (RM)	Non- controlling interests MYR (RM)	MYR (RM)	USD ($)
Balance at Jun. 30, 2024	RM 23,308,795	RM 164,575,283		RM 1,378,638	RM 74,813,945	RM 264,076,661	RM 400	RM 264,077,061
Profit/(loss) for the financial year					(27,536,434)	(27,536,434)		(27,536,434)	$ (6,146,525)
Loss on foreign currency translation				(1,132,747)		(1,132,747)		(1,132,747)	(252,845)
Total comprehensive loss								(28,669,181)	(6,399,370)
Total and other comprehensive income/(loss)				(1,132,747)	(27,536,434)	(28,669,181)		(28,669,181)
Acquisition of subsidiaries					159,008	159,008		159,008
Total transaction with Owners					159,008	159,008		159,008
Balance at Dec. 31, 2024	23,308,795	164,575,283		245,891	47,436,519	235,566,488	400	235,566,888
Balance at Jun. 30, 2024	23,308,795	164,575,283		1,378,638	74,813,945	264,076,661	400	264,077,061
Balance at Jun. 30, 2025	23,308,795	164,575,283	(59,401)	(1,062,030)	3,444,126	190,206,773	400	190,207,173	45,126,257
Profit/(loss) for the financial year					(14,677,831)	(14,677,831)		(14,677,831)	(3,610,783)
Loss on foreign currency translation				(1,099,893)		(1,099,893)		(1,099,893)	(270,576)
Total comprehensive loss				(1,099,893)	(14,677,831)	(15,777,724)		(15,777,724)	(3,881,359)
Balance at Dec. 31, 2025	RM 23,308,795	RM 164,575,283	RM (59,401)	RM (2,161,923)	RM (11,233,705)	RM 174,429,049	RM 400	RM 174,429,449	$ 42,910,074